Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to each of our Principal Executive Officer (“PEO”), which is our CEO, and the average of our non-PEO NEOS, and certain financial performance measures of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Pay Versus Performance

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Index Total Shareholder Return[6]	Net Income (millions)[7]	Adjusted Operating Income[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	5,553,833	(17,047,453)	3,600,351	1,318,174	$75.12	$113.64	$250.2	$370.4
2021	5,742,184	(23,796,801)	2,778,019	(567,512)	$109.67	$131.62	$257.9	$379.6
2020	6,143,686	46,225,725	2,563,567	12,445,573	$151.29	$99.47	$299.4	$423.6

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. McVey (our Chief Executive Officer as of December 31, 2022) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. McVey, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McVey during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McVey’s total compensation for each year to determine the compensation actually paid:

PEO Compensation Actually Paid

Year	Reported Summary Compensation Total for PEO	Reported Value of Equity Awards[a]	Equity Award Adjustments[b]	Compensation Actually Paid to PEO
2022	5,553,833	3,168,833	(19,432,453)	(17,047,453)
2021	5,742,184	3,432,184	(26,106,801)	(23,796,801)
2020	6,143,686	3,386,686	43,468,725	46,225,725

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. McVey, who has served as our CEO as of December 31, 2022) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. McVey) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Christopher R. Concannon, Christopher N. Gerosa, Kevin M. McPherson and Naineshkumar Panchal; (ii) for 2021, Christopher R. Concannon, Antonio DeLise, Christopher N. Gerosa, Kevin M.

McPherson and Nicholas Themelis; and (iii) for 2020, Christopher R. Concannon, Antonio DeLise, Kevin M. McPherson and Nicholas Themelis.
(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. McVey, who has served as our CEO as of December 31, 2022), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. McVey) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. McVey) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Non-PEO NEO Compensation Actually Paid

Year	Reported Summary Compensation Average for Non-PEO NEOs	Reported Average Value of Equity Awards[a]	Equity Award Adjustments[b]	Compensation Actually Paid to Non-PEO NEOs
2022	3,600,351	1,935,768	(346,409)	1,318,174
2021	2,778,019	1,578,686	(1,766,846)	(567,512)
2020	2,563,567	1,006,567	10,888,573	12,445,573

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in  same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(5)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the Dow Jones U.S. Financials Index.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)	Adjusted Operating Income is defined as operating income before: (1) unplanned inorganic activity and (2) the impact of cash incentives.

Named Executive Officers, Footnote [Text Block]
(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. McVey (our Chief Executive Officer as of December 31, 2022) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. McVey, who has served as our CEO as of December 31, 2022) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. McVey) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Christopher R. Concannon, Christopher N. Gerosa, Kevin M. McPherson and Naineshkumar Panchal; (ii) for 2021, Christopher R. Concannon, Antonio DeLise, Christopher N. Gerosa, Kevin M.

McPherson and Nicholas Themelis; and (iii) for 2020, Christopher R. Concannon, Antonio DeLise, Kevin M. McPherson and Nicholas Themelis.

Peer Group Issuers, Footnote [Text Block]
(6)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the Dow Jones U.S. Financials Index.

PEO Total Compensation Amount	$ 5,553,833	$ 5,742,184	$ 6,143,686
PEO Actually Paid Compensation Amount	$ (17,047,453)	(23,796,801)	46,225,725
Adjustment To PEO Compensation, Footnote [Text Block]
PEO Compensation Actually Paid

Year	Reported Summary Compensation Total for PEO	Reported Value of Equity Awards[a]	Equity Award Adjustments[b]	Compensation Actually Paid to PEO
2022	5,553,833	3,168,833	(19,432,453)	(17,047,453)
2021	5,742,184	3,432,184	(26,106,801)	(23,796,801)
2020	6,143,686	3,386,686	43,468,725	46,225,725

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 3,600,351	2,778,019	2,563,567
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,318,174	(567,512)	12,445,573
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO NEO Compensation Actually Paid

Year	Reported Summary Compensation Average for Non-PEO NEOs	Reported Average Value of Equity Awards[a]	Equity Award Adjustments[b]	Compensation Actually Paid to Non-PEO NEOs
2022	3,600,351	1,935,768	(346,409)	1,318,174
2021	2,778,019	1,578,686	(1,766,846)	(567,512)
2020	2,563,567	1,006,567	10,888,573	12,445,573

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in  same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Mr. McVey and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. McVey) is aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. McVey and to the other NEOs is comprised of equity awards.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

As demonstrated by the following table, the amount of compensation actually paid to Mr. McVey and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. McVey) is generally aligned with the Company’s net income over the three years presented in the table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted Operating Income

As demonstrated by the following graph, the amount of compensation actually paid to Mr. McVey and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. McVey) is generally aligned with the Company’s Adjusted Operating Income over the three years presented in the table. As described above, Adjusted Operating Income is defined as operating income before: (1) unplanned inorganic activity and (2) the impact of cash incentives. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Operating Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the pay versus performance table above) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Adjusted Operating Income as the financial component of the Company’s short-term incentive compensation program. See “– Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 75,120,000	109,670,000	151,290,000
Peer Group Total Shareholder Return Amount	113,640,000	131,620,000	99,470,000
Net Income (Loss)	$ 250,200,000	$ 257,900,000	$ 299,400,000
Company Selected Measure Amount	370,400,000	379,600,000	423,600,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth excluding U.S. credit
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	U.S. credit market share
PEO [Member] | Reported Value Of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,168,833	$ 3,432,184	$ 3,386,686
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,432,453)	(26,106,801)	43,468,725
Non-PEO NEO [Member] | Reported Value Of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,935,768	1,578,686	1,006,567
Non-PEO NEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (346,409)	$ (1,766,846)	$ 10,888,573